Operations and summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 countries places_of_business dealer_rental_outlets	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Ownership percentage of investments in companies below which the entity must exercise significant influence in order to be accounted for under the equity method	20.00%
Standard invoice terms, maximum extension period (in years)	1 year	1 year	1 year
Standard invoice terms, amount of extension allowed to receivables	$ 706	$ 354	$ 341
Percentage of consolidated sales representing extension to standard invoice terms not more than one year	1.00%	1.00%	1.00%
Period after which collection of future income is considered as not probable (in days)	120 days
Percentage of value of inventories on the LIFO basis to total inventories	60.00%	60.00%	65.00%
Incremental value of inventory if FIFO method had been in use	2,504	2,750	2,422
Depreciation on equipment leased to others	768	688	690
Consolidated depreciation expense	$ 2,710	$ 2,421	$ 2,240
Summary of Significant Accounting Policies
Number of countries served by dealers	182
Number of dealer places of business	3,454
Number of dealer rental outlets	1,202
Maximum amortizable period of purchased intangibles (in years)	13 years	13 years	13 years
Maximum
Summary of Significant Accounting Policies
Ownership percentage of investments in companies accounted for under the equity method (as a percent)	50.00%
Maximum amortizable period of purchased intangibles (in years)	20 years
Minimum
Summary of Significant Accounting Policies
Ownership percentage of investments in companies accounted for under the equity method (as a percent)	20.00%
Inside United States
Summary of Significant Accounting Policies
Number of dealers	48
Outside the United States
Summary of Significant Accounting Policies
Number of dealers	130
Perkins
Summary of Significant Accounting Policies
Number of distributors	100
Number of countries where distributors are located	180
Caterpillar Northern Ireland Ltd (F.G. Wilson)
Summary of Significant Accounting Policies
Number of distributors	264
Number of countries where distributors are located	145
MaK
Summary of Significant Accounting Policies
Number of distributors	19
Number of countries where distributors are located	130